Investment Strategy - Diversified Real Asset Fund	Jun. 16, 2025
Prospectus [Line Items]
Strategy [Heading]	Under Principal Investment Strategies, delete the fourth paragraph entitled Natural Resources and replace with the following:
Strategy Narrative [Text Block]
Natural Resources. The Fund invests in securities of companies that primarily own, explore, mine, process, or otherwise develop natural resources, or agricultural commodities and products, or that supply goods and services to such companies. These include companies contributing to and/or profiting from these sectors, especially those active in production, processing, and supply chain services. Natural resources generally include precious metals, such as gold, silver and platinum; ferrous and nonferrous metals, such as iron, aluminum, and copper; strategic metals, such as uranium and titanium; hydrocarbons, such as coal, oil, and natural gas; timber and wood products; and undeveloped real property.